Pensions and other post-employment and long-term benefit plans	12 Months Ended
Dec. 31, 2021
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Pensions and other post-employment and long-term benefit plans
20.	Pensions and other post-employment and long-term benefit plans
In addition to the state pension and social insurance required by the Russian legislation, the Group has a number of defined benefit pension plans that cover the majority of production employees and pensioners.
A number of the Group’s companies provide their former employees with non-state
retirement pensions, which are conditional on the member qualifying for the state old age pension. Some employees are also eligible for an early retirement in accordance with the state pension regulations. Specific coal industry rules also provide for certain benefits upon reaching retirement age. Additionally, the Group voluntarily provides financial support, of a defined benefit nature, to its old age and disabled pensioners, who did not acquire any pension under the non-state
pension plans.
The Group provides several types of long-term employee benefits such as death-in-service
benefit and invalidity pension of a defined benefit nature. The Group also provides former employees with reimbursement of fuel and energy resources, coal used for heating purposes. In addition, one-time
lump sum benefits are paid to employees of a number of the Group’s companies upon retirement depending on the employment service with the Group and the salary level of an individual employee. Most of the pension plans with plan assets are unfunded until the qualifying event occurs.
As of December 31, 2021, there were 42,134 active participants under the defined benefit pension plans and 36,098 pensioners
receiving monthly pensions or other regular financial support from these plans. As of December 31, 2020 and December 31, 2019, the related figures were 43,801 and 47,288 of active participants under the defined benefit pension plans and 37,640 and 37,814 pensioners receiving monthly pensions or other regular financial support from these plans, respectively. The majority of employees at the Group’s major subsidiaries belong to the trade unions.
Actuarial valuation of pensions and other long-term benefits for the major subsidiaries was performed
as of December 31, 2021. Members’ census data as of that date was collected for all relevant business units of the Group.
Pension obligations and expenses determined by the Group are supported by an independent qualified actuary in accordance with the “Projected Unit Credit method” of calculation of actuarial present value of future liabilities.

As of December 31, 2021, pensions and other post-employment benefit obligations in the amount of RUB 3,914 million and other long-term benefit obligations in the amount of RUB 613 million (RUB 4,996 million and RUB 867 million as of December 31, 2020, respectively), were presented within Pension obligations in the consolidated statement of financial position.
Changes in the present value of the defined benefit obligations and fair value of plan assets for 2019 were as follows:

	Defined benefit obligations	Fair value of plan assets	Pension obligations
January 1, 2019	(4,873)	282	(4,591)

Current service cost	(210)	—	(210)
Net interest expense	(297)	4	(293)
Remeasurement of other long-term benefit obligations	(25)	—	(25)
Sub-total included in profit or loss	(532)	4	(528)

Benefit paid	344	(7)	337

Exchange difference	117	(16)	101
Actuarial changes arising from changes in demographic assumptions	(88)	—	(88)
Actuarial changes arising from changes in financial assumptions	(772)	—	(772)
Experience adjustments	(7)	—	(7)

Sub-total included in OCI	(750)	(16)	(766)

December 31, 2019	(5,811)	263	(5,548)

In 2019, the effect of actuarial changes arising from changes in financial assumptions is connected with the significant decrease in discount rate.

Changes in the present value of the defined benefit obligations and fair value of plan assets for 2020 were as follows:

	Defined benefit obligations	Fair value of plan assets	Pension obligations
January 1, 2020	(5,811)	263	(5,548)

Current service cost	(220)	—	(220)
Net interest expense	(290)	2	(288)
Remeasurement of other long-term benefit obligations	54	—	54
Discontinued operations	186	—	186
Sub-total included in profit or loss	(270)	2	(268)

Benefit paid	304	(14)	290

Exchange difference	(457)	91	(366)
Actuarial changes arising from changes in financial assumptions	(22)	—	(22)
Experience adjustments	103	—	103
Discontinued operations	(52)	—	(52)

Sub-total included in OCI	(428)	91	(337)

December 31, 2020	(6,205)	342	(5,863)

Changes in the present value of the defined benefit obligations and fair value of plan assets for 2021 were as follows:

	Defined benefit obligations	Fair value of plan assets	Pension obligations
January 1, 2021	(6,205)	342	(5,863)

Current service cost	(219)	—	(219)
Net interest expense	(275)	2	(273)
Remeasurement of other long-term benefit obligations	259	—	259
Sub-total included in profit or loss	(235)	2	(233)

Benefit paid	400	(19)	381

Exchange difference	106	(4)	102
Actuarial changes arising from changes in demographic assumptions	382	—	382
Actuarial changes arising from changes in financial assumptions	547	—	547
Experience adjustments	157	—	157

Sub-total included in OCI	1,192	(4)	1,188

December 31, 2021	(4,848)	321	(4,527)

Deferred tax related to net loss from remeasurement of defined benefit plans amounted to RUB 103 million and RUB 119 million as of December 31, 2021 and 2020, respectively
.
The plan asset allocation of the investment portfolio was as follows as of December 31,
2021
and 2020:

	December 31, 2021	December 31, 2020
Debt instruments	176	184
Equity instruments	90	97
Property	25	17
Cash and cash equivalents	19	32
Other assets	11	12

Total plan assets	321	342

The investment strategy employed includes an overall goal to attain a maximum investment return with a strong focus on limiting the amount of risk taken. The strategy is to invest with a medium- to long-term perspective while maintaining a level of liquidity through proper allocation of investment assets. Investment policies include rules to avoid concentrations of investments. The vast majority of plan assets are measured using quoted prices in active markets for identical assets (Level 1 assets). The investment portfolio is primarily comprised of debt and equity instruments. Real estate and other alternative investments asset can be included when these have favorable return and risk characteristics. Debt instruments include investment grade and high yield corporate and government bonds with fixed yield and mostly short- to medium maturities. Equity instruments include selected investments in equity securities listed on active exchange market. The valuation of debt and equity securities is determined using a market approach, and is based on an unadjusted quoted prices.
The Group’s entities have a practice to provide
lump-sum
financial support to former employees
an
d
certain life-long benefits, so there is a risk of
changes in the amount of expected pension obligations depending on the life expectancy. This risk is controlled by using most recent life expectancy tables. The risk of a significant fluctuation in interest rates is offset by actuarial best estimate assumptions in respect of discount rates. The Group does not identify the unusual, specific business plan or risk, as well as any significant risk concentrations. The Group performs sensitivity analysis calculating the whole defined benefit obligation in different actuarial assumptions and comparing the results. There are no changes from the previous period in the methods and set of assumptions used in preparing the sensitivity analyses. The weighted average duration of the defined benefit obligation is around 9
-
11
 years as of December 31, 2021 and 2020.

The key actuarial assumptions used to determine defined benefit obligations were as follows as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Discount rate
Russian entities	8.40%	6.40%
German entities	1.06%	0.84%
Austrian entities	0.80%	0.50%

Inflation rates
Russian entities	4.00%	3.90%

Rate of compensation increase
Russian entities	5.00%	4.90%
German entities	4.00%	4.00%
Austrian entities	2.25%	2.25%
The results of sensitivity analysis of defined benefit obligations for the Russian entities as of December 31, 2021 and 2020 are presented below:

	2021	2020
Discount rate
1% increase	(248)	(391)
1% decrease	286	465

Inflation rate
1% increase	143	246
1% decrease	(123)	(227)

Rate of compensation increase
1% increase	122	168
1% decrease	(110)	(160)

Turnover rate
3% increase	(154)	(252)
3% decrease	157	265
The results of sensitivity analysis of defined benefit oblig
a
tions for German entities as of December 31, 2021 and 2020 are presented below

	2021	2020
Discount rate
1% increase	(110)	(124)
1% decrease	73	83

The results of sensitivity analysis of defined benefit obligations for Austrian entities as of December 31, 2021 and 2020 are presented below

	2021	2020
Discount rate
1% increase	(65)	(96)
1% decrease	77	80
The sensitivity analyses above have been prepared based on a method that extrapolates the impact on the defined benefit pension obligations as a result of reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analyses are based on a change in one significant assumption, keeping all other assumptions constant. The sensitivity analysis may not be representative of an actual change in the defined benefit obligations as it is unlikely that changes in assumptions would occur in isolation of one another.